Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Investment Companies (96.6%)	Shares/ Par +	Value $ (000’s)
Commodities (1.0%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	138,200	2,825

Total		2,825

Domestic Equity (42.2%)
iShares Core S&P 500 ETF	59,950	34,580
iShares Core S&P Mid-Cap ETF	38,750	2,415
iShares Core S&P Small-Cap ETF	12,600	1,474
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	8,450,899	13,597
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,098,783	13,412
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	12,198,533	13,516
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	2,065,634	6,810
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	4,312,130	6,779
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,380,149	3,523
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	1,715,627	3,462
Schwab U.S. REIT ETF	188,900	4,377
SPDR Dow Jones REIT ETF	40,700	4,344
SPDR Portfolio S&P 400 Mid Cap ETF	137,100	7,497
SPDR Portfolio S&P 600 Small Cap ETF	96,900	4,410

Total		120,196

Fixed Income (33.6%)
iShares Core U.S. Aggregate Bond ETF	242,800	24,588
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,699,427	14,567
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	42,790,906	47,669

Investment Companies (96.6%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	2,769,199	2,866
SPDR Portfolio Long Term Treasury ETF	199,300	5,794

Total		95,484

Foreign Equity (19.8%)
iShares Core MSCI EAFE ETF	172,200	13,440
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	10,867,361	11,313
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	9,103,149	15,894
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	7,664,630	15,789

Total		56,436

Total Investment Companies (Cost: $256,633)		274,941

Short-Term Investments (1.9%)
Governments (1.4%)
US Treasury 0.000%, 10/31/24	1,300,000	1,295
0.000%, 11/29/24	1,300,000	1,290
2.250%, 12/31/24	1,300,000	1,292

Total		3,877

Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF	28,100	1,426

Total		1,426

Total Short-Term Investments (Cost: $5,303)		5,303

Total Investments (98.5%) (Cost: $261,936)@		280,244

Other Assets, Less Liabilities (1.5%)		4,291

Net Assets (100.0%)		284,535

Asset Allocation Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index	Morgan Stanley Capital Services LLC	0.180%	Bloomberg Commodity Index	11/24	3,913	$—	$—

						$—	$—

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $261,936 and the net unrealized appreciation of investments based on that cost was $18,308 which is comprised of $27,913 aggregate gross unrealized appreciation and $9,605 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$274,941	$—	$—
Short-Term Investments
Investment Companies	1,426	—	—
Governments	—	3,877	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$276,367	$3,877	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Asset Allocation Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30,

2024 are as follows:

Portfolio	Value at 12/31/2023	Purchases	Sales	Value at 9/30/2024	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2024
				(amount in thousands)

Domestic Equity	$16,522	$1,237	$4,600	$13,597	$483	$(45)	$250	$987	1.2%
Emerging Markets	2,749	8,997	1,640	11,313	1,535	(328)	167	–	1.0%
Focused Appreciation	16,453	1,139	6,050	13,412	2,040	(170)	–	1,139	1.0%
High Yield Bond	12,832	–	12,812	–	830	(850)	–	–	–%
International Equity	14,259	430	340	15,894	1,531	14	430	–	0.8%
International Growth	14,383	515	310	15,789	1,089	112	134	382	1.4%
Large Cap Blend	16,091	3,063	5,500	13,516	(754)	616	107	2,956	7.7%
Mid Cap Growth Stock	14,255	9	8,090	6,810	455	181	9	–	0.7%
Mid Cap Value	14,325	487	8,730	6,779	1,060	(363)	196	292	1.0%
Multi-Sector Bond	14,888	718	1,310	14,567	481	(210)	718	–	1.1%
Select Bond	45,455	1,809	–	47,669	405	–	1,808	–	1.6%
Short-Term Bond	3,284	95	560	2,866	38	9	95	–	0.7%
Small Cap Growth Stock	5,953	12	2,900	3,523	677	(219)	12	–	0.5%
Small Cap Value	6,280	142	3,080	3,462	733	(613)	25	116	0.6%

	$197,729	$18,653	$55,922	$169,197	$10,603	$(1,866)	$3,951	$5,872

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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